Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
DGA Core Plus Absolute Return ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	9.52%	8.72%	9.39%	4.56%	17.77%	12.03%